FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash flow contracted	R$ 174,699	R$ 41,861
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	(164,416)
Exchange rate variation on other liabilities | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	23,517,000
Cash flow contracted	36,139,951
Exchange rate variation on other liabilities | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,326,351
Exchange rate variation on other liabilities | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,602,785
Exchange rate variation on other liabilities | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,704,626
Exchange rate variation on other liabilities | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,263,426
Exchange rate variation on other liabilities | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,420,322
Exchange rate variation on other liabilities | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	20,822,441
Principal [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	24,338,376
Principal [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	2,927,191
Principal [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	972,150
Principal [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,940,828
Principal [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,200,318
Principal [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,429,736
Principal [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	13,868,153
Interest [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	11,801,575
Interest [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,399,160
Interest [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	630,635
Interest [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	763,798
Interest [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,063,108
Interest [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	990,586
Interest [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	6,954,288
Trade Accounts Payable [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	12,743,087
Trade Accounts Payable [Member] | Liquidity risk [member] | Not Designated Cash Flow Hedges [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	12,917,187
Trade Accounts Payable [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	12,924,646
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	4,115
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,725
Trade Accounts Payable [Member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,619
Supply Chain Finance [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,393,137
Cash flow contracted	1,421,706
Supply Chain Finance [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,421,706
Lease liabilities [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	3,044,934
Cash flow contracted	3,854,512
Lease liabilities [member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	723,229
Lease liabilities [member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	638,302
Lease liabilities [member] | Liquidity risk [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	534,429
Lease liabilities [member] | Liquidity risk [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	419,449
Lease liabilities [member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	322,804
Lease liabilities [member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	1,216,299
Interest Rate Derivatives [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	206,635
Cash flow contracted	206,635
Interest Rate Derivatives [Member] | Liquidity risk [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	31,935
Interest Rate Derivatives [Member] | Liquidity risk [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	52,698
Interest Rate Derivatives [Member] | Liquidity risk [member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	7,864
Interest Rate Derivatives [Member] | Liquidity risk [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	114,138
Currency swap contract [member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	17,551
Cash flow contracted	17,551
Currency swap contract [member] | Liquidity risk [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	17,551
Commodities Derivatives [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	26,730
Cash flow contracted	26,730
Commodities Derivatives [Member] | Liquidity risk [member] | Not later than one year [member] | Cash Flow Hedges Derivative Instruments [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	26,730
Currency Swap Contract One [Member] | Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	6,251
Cash flow contracted	6,251
Currency Swap Contract One [Member] | Liquidity risk [member] | Not later than one year [member] | Not Designated Cash Flow Hedges [Member]
IfrsStatementLineItems [Line Items]
Cash flow contracted	R$ 6,251